Summary of significant accounting policies - Schedule of Property, Plant, and Equipment, Lessor Asset under Operating Lease (Details)	Dec. 31, 2025
Passenger aircraft
Property, Plant and Equipment [Line Items]
Useful Life	25 years
Residual Value	15.00%
Freighter aircraft
Property, Plant and Equipment [Line Items]
Useful Life	35 years
Residual Value	15.00%
Helicopters
Property, Plant and Equipment [Line Items]
Useful Life	30 years
Residual Value	20.00%
Engines
Property, Plant and Equipment [Line Items]
Useful Life	20 years
Residual Value	60.00%